2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Deposits in excess of federally-insured limits	$ 9,362,536	$ 12,037,949
Equity-based compensation issued	100,672,803